TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Income Tax Contingency [Line Items]
Liability for unrecognized tax benefits		$ 3,773	$ 3,663
Corporate tax rate		23.00%	23.00%	23.00%
Population of enterprise sales in a specific market		population of at least 14 million
Tax loss carry-forwards		$ 12,685
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		24,631
Tax liability, if distributed		$ 6,158
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues		25.00%
Maximum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues		75.00%
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	20.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					20.00%
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		25.80%
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2017
Australian Taxation Office [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		30.00%
Australian Taxation Office [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2017
Canada Revenue Agency [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		26.60%
Canada Revenue Agency [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2016
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		17.00%
Inland Revenue, Singapore (IRAS) [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2017
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		19.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2016
India [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		28.00%
India [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2018
Israel Tax Authority [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019